Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Long-Term Debt
7. Long-Term Debt
Long-term debt consists of the following:

	Bank loans	As of December 31, 2016	As of December 31, 2015	Margin
(i)	Issued in March 2007 maturing in December 2019 (the “2007 credit facility”)	185,975	185,975	3.00%
(ii)	Issued in March 2008 maturing in December 2019 (the “2008 credit facility”)	181,641	181,641	3.00%
(iii)	Issued in June 2011 maturing in March 2018 (the “2011 credit facility”)	14,000	14,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 (the “2013 credit facility”)	207,646	190,000	3.50%
(v)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”)	15,750	-	2.50%
	Total long-term debt	$605,012	$571,616
	Less: Deferred loan issuance costs	2,825	3,806
	Total long-term debt, net	$602,187	$567,810
	Less: Current portion of long-term debt	40,534	12,957
	Add: Current portion of deferred loan issuance costs	966	1,035
	Long-term debt, net	$562,619	$555,888

On October 24, 2016, upon the completion of the acquisition of the shares of the company owning the M/T Amor (Notes 3, 5), the Partnership assumed CMTC's guarantee with respect to the outstanding balance of $15,750 under the term loan that was entered into on November 19, 2015 with ING Bank N.V. The term loan is payable in 17 consecutive equal quarterly instalments starting two years after the vessel's acquisition plus a balloon payment with expected maturity date in November 2022. The term loan bears interest at LIBOR plus a margin of 2.50%.

On February 23, 2016, the Partnership drew the amount of $35,000 from its existing 2013 credit facility in order to partly finance the acquisition of the shares of the company owning the M/V CMA CGM Magdalena (Note 5).

During 2016, the Partnership repaid the amount of $17,354 in line with the amortization schedule of its 2013 credit facility.

In April 2015, the Partnership entered into three amendments to its 2007, 2008 and 2011 credit facilities providing for:
  the prepayments made on April 30, 2015, and funded by the proceeds of the April 2015 offering of common units (Note 12), of the scheduled four quarterly amortization payments in 2016 and the first quarter of 2017 in the respective aggregate amounts of $64,875, $46,024 and $5,000;
  the deferral, following the prepayments, of any further scheduled amortization payments until November 2017 for the 2007 and 2008 credit facilities and until December 2017 for the 2011 credit facility;
  an extension of the final maturity date to December 31, 2019 for the 2007 and 2008 credit facilities; and
  an increase of the interest rate under the 2007 credit facility to 3.0% over LIBOR from 2.0% over LIBOR.

All other terms in our existing credit facilities remained unchanged.

During 2015, the Partnership drew down the amount of $115,000 from its 2013 credit facility in order to partly finance the acquisition of the shares of the companies owning the M/T Active, the M/V CMA CGM Amazon, the M/T Amadeus and the M/V CMA CGM Uruguay respectively (Note 5).

The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as, the ratio of EBITDA to Net Interest Expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, and the ratio of net Total Indebtedness to the aggregate Market Value of the fleet not to exceed 0.725:1. As of December 31, 2016 and 2015, restricted cash amounted to $18,000 and $17,000, respectively and is presented under other non-current assets. The credit facilities also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 120% for the 2015 credit facility and 125% for the other credit facilities, of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2016 and 2015 the Partnership was in compliance with all financial covenants.
The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. Each also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2016 there were no undrawn amounts under the Partnership's credit facilities. As of December 31, 2015 the Partnership had an undrawn amount of $35,000 under its 2013 credit facility.
For the years ended December 31, 2016, 2015 and 2014, the Partnership recorded interest expense of $22,674, $17,856 and $16,480 respectively which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income. As of December 31, 2016 and 2015 the weighted average interest rate of the Partnership's loan facilities was 4.01% and 3.65% respectively.
The required annual loan payments to be made subsequent to December 31, 2016 are as follows:

	2007 Credit Facility (i)	2008 Credit Facility (ii)	2011 Credit Facility (iii)	2013 Credit Facility (iv)	2015 Credit Facility (v)	Total
2017	$12,975	$9,205	$1,000	$17,354	$-	$40,534
2018	51,900	36,819	13,000	17,354	328	119,401
2019	121,100	135,617	-	17,354	1,313	275,384
2020	-	-	-	155,584	1,313	156,897
2021	-	-	-	-	1,313	1,313
Thereafter	-	-	-	-	11,483	11,483
Total	$185,975	$181,641	$14,000	$207,646	$15,750	$605,012